Consolidated Statements of Changes in Convertible Preferred Shares and Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		Convertible Preferred Shares	Total	Number of Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 106,313	$ 106,313		$ 5,671	$ (93,303)	$ (87,632)
Balance (in Shares) at Dec. 31, 2019		12,520,977		562,748
Share-based compensation					4,577		4,577
Issuance of Ordinary shares in connection with the IPO, net	[1]				62,757		62,757
Issuance of Ordinary shares in connection with the IPO, net (in Shares)	[1]			4,312,500
Conversion of convertible Preferred shares to Ordinary shares		$ (106,313)	(106,313)		106,313		106,313
Conversion of convertible Preferred shares to Ordinary shares (in Shares)		(12,520,977)		12,520,977
Deemed dividend related to Series E-1 Preferred shares					2,114	(2,114)
Deemed dividend related to Series E-1 Preferred shares (in Shares)				158,967
Reclassification of warrants into equity					23,614		23,614
Exercise of warrants					13		13
Exercise of warrants (in Shares)				939,152
Issuance of warrants					1		1
Issuance of warrants (in Shares)
Exercise of options					3		3
Exercise of options (in Shares)				395
Net loss						(36,869)	(36,869)
Balance at Dec. 31, 2020					205,063	(132,286)	72,777
Balance (in Shares) at Dec. 31, 2020				18,494,739
Share-based compensation					4,750		4,750
Exercise of warrants					632		632
Exercise of warrants (in Shares)				184,473
Exercise of options					402		402
Exercise of options (in Shares)				77,358
Net loss						(42,601)	(42,601)
Balance at Dec. 31, 2021					210,847	(174,887)	35,960
Balance (in Shares) at Dec. 31, 2021				18,756,570
Share-based compensation					4,307		4,307
Issuance of Ordinary shares, net	[2]				4,423		4,423
Issuance of Ordinary shares, net (in Shares)	[2]			1,065,057
Issuance of warrants					588		588
Exercise of options					108		108
Exercise of options (in Shares)				30,206
Net loss						(39,557)	(39,557)
Balance at Dec. 31, 2022					$ 220,273	$ (214,444)	$ 5,829
Balance (in Shares) at Dec. 31, 2022				19,851,833

[1]	Net of issuance costs of $6,243 (see Note 1c).
[2]	Net of issuance costs of $222.